TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
TRADE PAYABLES
Note 12: -	Trade Payables

	December 31,
	2018	2017
	U.S. Dollars in thousands

Open debts mainly in USD	$11,408	$11,246
Open debts in NIS	5,876	6,789
Sub-Total	17,284	18,035
Notes payable	1	1
	$17,285	$18,036